AB Core Opportunities Fund, Inc.

Portfolio of Investments

February 28, 2025 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 99.8%
Information Technology – 23.3%
Communications Equipment – 2.8%
Arista Networks, Inc.(a)	31,146	$2,898,135
Motorola Solutions, Inc.	4,798	2,112,176

		5,010,311

Semiconductors & Semiconductor Equipment – 13.2%
Applied Materials, Inc.	9,086	1,436,224
Broadcom, Inc.	27,330	5,450,422
NVIDIA Corp.	58,363	7,290,706
QUALCOMM, Inc.	19,472	3,060,414
Taiwan Semiconductor Manufacturing Co., Ltd. (Sponsored ADR)	16,437	2,967,371
Texas Instruments, Inc.	18,424	3,610,920

		23,816,057

Software – 7.3%
AppLovin Corp. - Class A(a)	3,949	1,286,347
Cadence Design Systems, Inc.(a)	3,280	821,640
Manhattan Associates, Inc.(a)	3,718	657,640
Microsoft Corp.	24,121	9,575,796
Synopsys, Inc.(a)	1,578	721,588

		13,063,011

		41,889,379

Financials – 18.9%
Banks – 5.3%
Citigroup, Inc.	29,169	2,332,062
JPMorgan Chase & Co.	20,047	5,305,438
Wells Fargo & Co.	23,600	1,848,352

		9,485,852

Capital Markets – 2.9%
Cboe Global Markets, Inc.	9,844	2,075,115
Charles Schwab Corp. (The)	39,940	3,176,428

		5,251,543

Financial Services – 9.2%
Berkshire Hathaway, Inc. - Class B(a)	9,581	4,923,005
Fiserv, Inc.(a)	23,524	5,544,372
Visa, Inc. - Class A	16,697	6,056,169

		16,523,546

Insurance – 1.5%
Axis Capital Holdings Ltd.	28,751	2,785,397

		34,046,338

Health Care – 14.4%
Biotechnology – 6.6%
AbbVie, Inc.	16,012	3,346,989
Genmab A/S (Sponsored ADR)(a)	29,174	661,666
Regeneron Pharmaceuticals, Inc.	3,086	2,156,312
United Therapeutics Corp.(a)	6,465	2,069,123
Vertex Pharmaceuticals, Inc.(a)	7,477	3,587,390

		11,821,480

Company	Shares	U.S. $ Value

Health Care Equipment & Supplies – 2.3%
GE HealthCare Technologies, Inc.	28,389	$2,479,779
Intuitive Surgical, Inc.(a)	2,853	1,635,197

		4,114,976

Health Care Providers & Services – 3.5%
Cencora, Inc.	11,490	2,913,175
UnitedHealth Group, Inc.	7,385	3,507,579

		6,420,754

Pharmaceuticals – 2.0%
Eli Lilly & Co.	2,327	2,142,306
Merck & Co., Inc.	15,685	1,446,941

		3,589,247

		25,946,457

Consumer Discretionary – 11.5%
Broadline Retail – 5.7%
Amazon.com, Inc.(a)	48,249	10,242,298

Hotels, Restaurants & Leisure – 1.7%
Chipotle Mexican Grill, Inc.(a)	29,715	1,603,718
McDonald’s Corp.	4,620	1,424,485

		3,028,203

Specialty Retail – 3.0%
Home Depot, Inc. (The)	8,418	3,338,579
Ross Stores, Inc.	14,177	1,989,316

		5,327,895

Textiles, Apparel & Luxury Goods – 1.1%
Lululemon Athletica, Inc.(a)	5,660	2,069,353

		20,667,749

Communication Services – 11.1%
Entertainment – 2.6%
Netflix, Inc.(a)	4,701	4,609,613

Interactive Media & Services – 8.5%
Alphabet, Inc. - Class C	34,205	5,890,785
Meta Platforms, Inc. - Class A	14,020	9,368,164

		15,258,949

		19,868,562

Industrials – 9.9%
Aerospace & Defense – 1.5%
RTX Corp.	20,309	2,700,894

Building Products – 1.9%
Builders FirstSource, Inc.(a)	7,499	1,042,286

Company	Shares	U.S. $ Value
Otis Worldwide Corp.	24,788	$2,473,347

		3,515,633

Commercial Services & Supplies – 2.4%
Copart, Inc.(a)	36,029	1,974,389
Veralto Corp.	23,053	2,299,767

		4,274,156

Electrical Equipment – 2.2%
Emerson Electric Co.	20,587	2,503,585
nVent Electric PLC	25,158	1,518,034

		4,021,619

Ground Transportation – 0.7%
Saia, Inc.(a)	2,913	1,192,699

Machinery – 1.2%
ITT, Inc.	6,100	861,564
PACCAR, Inc.	11,944	1,280,874

		2,142,438

		17,847,439

Consumer Staples – 6.9%
Beverages – 2.1%
Monster Beverage Corp.(a)	70,382	3,846,376

Consumer Staples Distribution & Retail – 3.1%
Casey’s General Stores, Inc.	5,365	2,222,237
Walmart, Inc.	33,568	3,310,140

		5,532,377

Tobacco – 1.7%
Philip Morris International, Inc.	19,539	3,034,016

		12,412,769

Energy – 2.8%
Oil, Gas & Consumable Fuels – 2.8%
EOG Resources, Inc.	22,464	2,851,580
Phillips 66	16,659	2,160,506

		5,012,086

Materials – 1.0%
Chemicals – 1.0%
Sherwin-Williams Co. (The)	4,747	1,719,696

Total Common Stocks (cost $118,445,509)		179,410,475

SHORT-TERM INVESTMENTS – 0.3%
Investment Companies – 0.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 4.24%(b) (c) (d) (cost $455,291)	455,291	455,291

Company	U.S. $ Value

Total Investments – 100.1% (cost $118,900,800)(e)	$179,865,766
Other assets less liabilities – (0.1)%	(163,392)

Net Assets – 100.0%	$179,702,374

(a)	Non-income producing security.
(b)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(c)	The rate shown represents the 7-day yield as of period end.
(d)	Affiliated investments.
(e)

As of February 28, 2025, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $62,224,869 and gross unrealized depreciation of investments was $(1,259,903), resulting in net unrealized appreciation of $60,964,966.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR – American Depositary Receipt

AB Core Opportunities Fund, Inc.

February 28, 2025 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of February 28, 2025:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks(a)	$179,410,475	$—	$—	$179,410,475
Short-Term Investments	455,291	—	—	455,291

Total Investments in Securities	179,865,766	—	—	179,865,766
Other Financial Instruments(b)	—	—	—	—

Total	$179,865,766	$—	$—	$179,865,766

(a)	See Portfolio of Investments for sector classifications.

(b)

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the three months ended February 28, 2025 is as follows:

Fund	Market Value 11/30/2024 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 02/28/2025 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$54	$10,387	$9,986	$455	$17